GOODWILL (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Goodwill	R$ 44,342.7	R$ 38,003.6	R$ 40,594.0
Goodwill	102,928.0	102,941.4
Transactions with non-controlling interest	(85,242.6)	(85,242.6)
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Goodwill	17,685.4	17,698.8
CAC [Member]
IfrsStatementLineItems [Line Items]
Goodwill	6,784.0	5,488.4
CAC [Member] | Country Of Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,631.4	3,805.5
CAC [Member] | Country Of Panama [Member]
IfrsStatementLineItems [Line Items]
Goodwill	2,152.6	1,682.9
Latin America South [Member]
IfrsStatementLineItems [Line Items]
Goodwill	8,329.4	5,016.4
Latin America South [Member] | Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Goodwill	4,816.2	2,183.8
Latin America South [Member] | Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Goodwill	2,190.3	1,712.5
Latin America South [Member] | Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Goodwill	54.6	47.9
Latin America South [Member] | Country Of Paraguay [Member]
IfrsStatementLineItems [Line Items]
Goodwill	1,059.9	888.2
Latin America South [Member] | Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Goodwill	208.4	184.0
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Goodwill	R$ 11,543.9	R$ 9,800.0